FAIR VALUE CHANGES	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE CHANGES	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Investment properties	$35	$(224)	$(80)	$(137)
Transaction related income, net of expenses	(22)	(137)	50	291
Financial contracts	509	81	599	138
Impairment and provisions	(118)	(77)	(464)	(150)
Other fair value changes	393	(396)	(132)	(737)
	$797	$(753)	$(27)	$(595)